Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2013
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Allowance for Loan Losses and Recorded Investment in Financing Receivables

Changes in the allowance for loan losses were as follows:

Allowance for Loan Losses and Recorded Investment in Financing Receivables

	For the Year Ended December 31, 2013
	Commercial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$33,197	$2,734	$3,333	$6,609	$45,873
Charge-offs	(21,090)	(1,646)	(409)	(878)	(24,023)
Recoveries	11,747	488	15	290	12,540

Net charge-offs	(9,343)	(1,158)	(394)	(588)	(11,483)
Provision for loan losses	3,974	1,799	(41)	(4,585)	1,147

Ending balance	$27,828	$3,375	$2,898	$1,436	$35,537

Ending balance: individually evaluated for impairment	$916	$—	$—	$17	$933

Ending balance: collectively evaluated for impairment	$26,912	$3,375	$2,898	$1,419	$34,604

Financing Receivables:
Ending balance	$1,587,567	$213,757	$305,552	$30,828	$2,137,704

Ending balance: individually evaluated for impairment	$28,772	$4,988	$2,569	$586	$36,915

Ending balance: collectively evaluated for impairment	$1,558,795	$208,769	$302,983	$30,242	$2,100,789

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

	For the Year Ended December 31, 2012
	Commercial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$34,227	$2,566	$903	$3,971	$41,667
Charge-offs	(51,265)	(2,489)	(249)	(1,610)	(55,613)
Recoveries	1,950	450	14	190	2,604

Net charge-offs	(49,315)	(2,039)	(235)	(1,420)	(53,009)
Provision for loan losses	48,285	2,207	2,665	4,058	57,215
Ending balance	$33,197	$2,734	$3,333	$6,609	$45,873

Ending balance: individually evaluated for impairment	$951	$—	$98	$—	$1,049

Ending balance: collectively evaluated for impairment	$32,246	$2,734	$3,235	$6,609	$44,824

Financing Receivables:
Ending balance	$1,725,567	$238,562	$273,413	$38,618	$2,276,160

Ending balance: individually evaluated for impairment	$71,443	$4,756	$5,612	$631	$82,442

Ending balance: collectively evaluated for impairment	$1,654,124	$233,806	$267,801	$37,987	$2,193,718

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

	For the Year Ended December 31, 2011
	Commercial	Home Equity(1)	Residential Real Estate	Other(2)	Total
Allowance for loan losses:
Beginning balance	$76,759	$2,883	$661	$1,410	$81,713
Charge-offs	(112,108)	(3,337)	(1,064)	(1,303)	(117,812)
Recoveries	2,459	88	43	523	3,113

Net charge-offs	(109,649)	(3,249)	(1,021)	(780)	(114,699)
Provision for loan losses	67,117	2,932	1,263	2,954	74,266
Reserves transferred	—	—	—	387	387
Ending balance	$34,227	$2,566	$903	$3,971	$41,667

Ending balance: individually evaluated for impairment	$5,429	$—	$14	$47	$5,490

Ending balance: collectively evaluated for impairment	$28,798	$2,566	$889	$3,924	$36,177

Financing Receivables:
Ending balance	$1,878,026	$265,987	$100,438	$46,671	$2,291,122

Ending balance: individually evaluated for impairment	$98,916	$4,595	$2,522	$97	$106,130

Ending balance: collectively evaluated for impairment	$1,779,110	$261,392	$97,916	$46,574	$2,184,992

(1)	Amount includes both home equity lines of credit and term loans
(2)	Includes the unallocated portion of the allowance for loan losses.

Components of Impaired Loans Held-for-Investment

The following tables present the Company’s components of impaired loans, segregated by class of loans. Commercial and consumer loans that were collectively evaluated for impairment are not included in the data that follows:

Impaired Loans
As of December 31, 2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$3,206	$3,281	$—	$1,884	$—	$—
CRE owner occupied	18,503	27,367	—	13,528	—	—
CRE non-owner occupied	1,969	2,251	—	66	—	—
Land and development	2,512	2,549	—	2,669	—	—
Consumer:
Residential real estate	2,569	3,135	—	1,689	—	—
Home Equity Lines of Credit	3,749	5,051	—	3,132	—	—
Home Equity Term Loans	1,238	1,456	—	918	—	—
Other	560	1,567	—	481	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$423	$425	$423	$73	$—	$—
CRE owner occupied	2,164	2,164	494	47	—	—
Consumer:
Other	26	27	17	16	—	—

Total commercial	$28,777	$38,037	$917	$18,267	$—	$—
Total consumer	$8,142	$11,236	$17	$6,236	$—	$—

Impaired Loans
As of December 31, 2012
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$17,257	$19,094	$—	$13,112	$—	$—
Commercial & industrial, held for sale	1,125	2,252		1,987	—	—
CRE owner occupied	22,586	42,558	—	18,650	—	—
CRE owner occupied, held for sale	5,596	17,091		11,217	—	—
CRE non-owner occupied	5,305	6,979	—	5,379	—	—
CRE non-owner occupied, held for sale	5,428	9,583		5,269	—	—
Land and development	20,649	31,333	—	22,321	—	—
Land and development, held for sale	589	2,124		1,255	—	—
Consumer:
Residential real estate	5,428	5,852	—	4,176	—	—
Home Equity Lines of Credit	3,582	4,610	—	2,443	—	—
Home Equity Term Loans	1,174	1,285	—	864	—	—
Other	631	1,395	—	193	—	—

With an allowance recorded:
Commercial:
CRE owner occupied	4,649	8,779	649	4,675	—	—
Land and development	997	1,013	302	287	—	—
Consumer:
Residential Real Estate	184	194	98	67	—	—
Total commercial	$84,181	$140,806	$951	$84,152	$—	$—
Total consumer	$10,999	$13,336	$98	$7,743	$—	$—

Impaired Loans
As of December 31, 2011
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Accrued Interest Income Recognized	Cash Interest Income Recognized
With no related allowance:
Commercial:
Commercial & industrial	$9,401	$12,778	$—	$3,640	$—	$—
CRE owner occupied	32,202	55,982	—	31,568	—	—
CRE non-owner occupied	7,308	8,328	—	4,698	—	—
Land and development	25,925	26,148	—	25,037	—	—
Consumer:
Residential real estate	2,434	2,758	—	470	—	—
Home Equity Lines of Credit	3,398	4,402	—	637	—	—
Home Equity Term Loans	1,197	1,306	—	228	—	—
Other	50	50	—	2	—	—

With an allowance recorded:
Commercial:
Commercial & industrial	$4,955	$6,110	$262	$5,662	$207	$207
CRE owner occupied	9,706	14,449	2,448	9,152	—	—
CRE non-owner occupied	2,565	3,468	229	1,143	—	—
Land and development	6,854	7,063	2,490	6,129	—	—
Consumer:
Residential Real Estate	89	164	14	45	—	—
Other	47	47	47	19	—	—

Total commercial	$98,916	$134,326	$5,429	$87,029	$207	$207
Total consumer	$7,215	$8,727	$61	$1,401	$—	$—

Analysis of Company's TDR Agreements

The following table presents an analysis of the Company’s TDR agreements entered into during the twelve months ended December 31, 2013, 2012 and 2011:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2013
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
Commercial and industrial	1	$1,417	$1,392
CRE owner occupied	1	413	406
Residential real estate	1	199	197

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2012
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
CRE owner occupied	1	$8,955	$8,955
CRE non-owner occupied	1	272	265
Land and development	1	371	413

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2011
	Number of Contracts	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment
CRE owner occupied	2	441	423
Land and development	1	1,745	737

During the twelve months ended December 31, 2013, the Company did not have any TDR agreements that had subsequently defaulted that were entered into within the respective preceding twelve months. All TDRs are currently on non-accrual status.

Troubled Debt Restructurings That Subsequently Defaulted For the Year Ended December 31, 2012
	Number of Contracts	Outstanding Recorded Investment
Land and development	1	$748

Troubled Debt Restructurings That Subsequently Defaulted For the Year Ended December 31, 2011
	Number of Contracts	Outstanding Recorded Investment
Commercial and industrial	4	$13,614
CRE owner occupied	8	6,862

Information Regarding Types of Concessions Granted on Loans

The following tables present information regarding the types of concessions granted on loans that were restructured during the twelve months ended December 31, 2013, 2012 and 2011:

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2013
	Number of Contracts	Concession Granted
Commercial and industrial	1	Modified principal repayment terms.
CRE owner occupied	1	Interest rate concession.
Residential real estate	1	Modified term debt to interest only for a 6 month period.

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2012
	Number of Contracts	Concession Granted
CRE owner occupied	1	Reduction in the outstanding principal balance.
CRE non-owner occupied	1	Interest rate concession.
Land and development	1	Interest rate concession.

Troubled Debt Restructurings for the Twelve Months Ended December 31, 2011
	Number of Contracts	Concession Granted
CRE Owner occupied	2	Reduction in the outstanding principal balance.
Land and development	1	Interest rate concession.

Company's Distribution of Risk Ratings within Held-for-Investment Loan Portfolio

The following tables present the Company’s distribution of risk ratings loan portfolio, segregated by class, as of December 31, 2013, 2012 and 2011:

Credit Quality Indicators
As of December 31, 2013
Credit Risk by Internally Assigned Grade
	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$415,875	$407,486	$550,426	$61,303	$181,796	$24,016	$299,625	$29,994
Special Mention	37,064	17,741	9,464	494	—	—	—	—
Substandard	25,372	41,051	16,194	2,509	6,682	1,263	5,927	809
Doubtful	423	2,164	—	—				26

Total	$478,734	$468,442	$576,084	$64,306	$188,478	$25,279	$305,552	$30,829

Credit Quality Indicators
As of December 31, 2012
	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$479,983	$456,576	$544,645	$32,791	$200,429	$29,561	$265,139	$37,561
Special Mention	36,233	19,955	24,885	—	—	—	—	—
Substandard	40,750	51,294	15,327	23,128	7,291	1,281	8,274	1,057

Total	$556,966	$527,825	$584,857	$55,919	$207,720	$30,842	$273,413	$38,618

Credit Quality Indicators
As of December 31, 2011
	Commercial				Consumer
	Commercial & industrial	CRE owner occupied	CRE non- owner occupied	Land and development	Home equity lines of credit	Home equity term loans	Residential real estate	Other
Grade:
Pass	$501,605	$515,555	$567,295	$42,268	$218,066	$40,138	$94,681	$44,821
Special Mention	26,062	24,483	30,013	5,799	—	—	—	—
Substandard	23,729	64,323	29,487	47,407	6,451	1,332	5,757	1,850

Total	$551,396	$604,361	$626,795	$95,474	$224,517	$41,470	$100,438	$46,671

Company's Analysis of Past Due Held-for-Investment Loans

The following tables present the Company’s analysis of past due loans, segregated by class of loans, as of December 31, 2013, 2012 and 2011:

Aging of Receivables
As of December 31, 2013
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$9,149	$2,726	$3,452	$15,327	$463,407	$478,734	$—
CRE owner occupied	4,901	5,865	3,753	14,519	453,923	468,442	—
CRE non-owner occupied	899	4,661	1,070	6,630	569,454	576,084	—
Land and development	—	—	2,512	2,512	61,794	64,306	—
Consumer:
Home equity lines of credit	3,030	1,457	2,324	6,811	181,667	188,478	—
Home equity term loans	1,032	223	825	2,080	23,199	25,279	—
Residential real estate	12,776	1,927	1,086	15,789	289,763	305,552	—
Other	340	202	378	920	29,909	30,829	—

Total	$32,127	$17,061	$15,400	$64,588	$2,073,116	$2,137,704	$—

Aging of Receivables
As of December 31, 2012
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$3,192	$797	$2,350	$6,339	$550,627	$556,966	$—
CRE owner occupied	5,828	223	10,811	16,862	510,963	527,825	—
CRE non-owner occupied	4,037	1	2,974	7,012	577,845	584,857	—
Land and development	3,823	—	12,139	15,962	39,957	55,919	—
Consumer:
Home equity lines of credit	2,296	880	2,518	5,694	202,026	207,720	—
Home equity term loans	960	340	972	2,272	28,570	30,842	—
Residential real estate	8,387	328	5,288	14,003	259,410	273,413	—
Other	599	273	499	1,371	37,247	38,618	—

Total	$29,122	$2,842	$37,551	$69,515	$2,206,645	$2,276,160	$—

Aging of Receivables
As of December 31, 2011
	30-59 Days Past Due	60-89 Days Past Due	90 Days Past Due	Total Past Due	Current	Total Financing Receivables	Loans 90 Days Past Due and Accruing
Commercial:
Commercial & industrial	$1,024	$4,600	$6,407	$12,031	$539,635	$551,396	$—
CRE owner occupied	6,408	1,176	35,003	42,587	561,774	604,361	—
CRE non-owner occupied	2,187	4,81	8,398	15,566	611,229	626,795	—
Land and development	371	—	32,088	32,459	63,015	95,474	—
Consumer:
Home equity lines of credit	2,001	1,016	3,182	6,199	218,318	224,517	138
Home equity term loans	687	145	1,200	2,032	39,438	41,470	—
Residential real estate	3,324	565	2,307	6,196	94,242	100,438	—
Other	891	227	902	2,020	44,651	46,671	16

Total	$16,893	$12,710	$89,487	$119,090	$2,172,032	$2,291,122	$154